Dividends (Tables)	12 Months Ended
Sep. 30, 2025
Dividends
Schedule of dividends not recognised at year end

	Consolidated			Parent Entity
$m	2025	2024	2023	2025	2024
Dividends not recognised at year end
Since year end the Directors have proposed the following dividends:
Final dividend 77 cents per share (2024: 76 cents, 2023: 72 cents) all fully franked at 30%	2,634	2,615	2,527	2,634	2,615
Total dividends not recognised at year end	2,634	2,615	2,527	2,634	2,615